COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
Sep. 30, 2018 USD ($)
Office Lease A [Member]
Periods	June 2013 to June 2016
Annual Lease amount	$ 52,372
Office Lease B [Member]
Periods	June 2016 to July 2017
Annual Lease amount	$ 61,104
Office Lease C [Member]
Periods	December 2013 to December 2014
Annual Lease amount	$ 17,742
Office Lease D [Member]
Periods	February 2017 to February 2018
Annual Lease amount	$ 7,926
Office Lease E [Member]
Periods	January 2017 to January 2018
Annual Lease amount	$ 7,926
Office Lease F [Member]
Periods	January 2017 to June 2017
Annual Lease amount	$ 7,046
Office Lease G [Member]
Periods	December 2016 to December 2017
Annual Lease amount	$ 7,046